Subsequent Events (Details) € in Thousands, $ in Thousands, $ in Millions		3 Months Ended
	May 05, 2020 CAD ($)	Jun. 19, 2020 CAD ($)	Jun. 19, 2020 EUR (€)	May 05, 2020 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)
Disclosure of detailed information about borrowings [line items]
Unsecured promissory notes					$ 53,229	$ 28,305
Partial Activity Payment		$ 260	€ 170
CEWS
Disclosure of detailed information about borrowings [line items]
Wage subsidy, amount recorded					$ 446
Government Programs | CARES Act, PPP
Disclosure of detailed information about borrowings [line items]
Unsecured promissory notes	$ 8,900			$ 6.3
Term	5 years
Interest rate	1.00%			1.00%
Deferral term	6 months
Government Programs | CEWS
Disclosure of detailed information about borrowings [line items]
Wage subsidy applied		$ 1,471